Rents Receivable, Net	12 Months Ended
Dec. 31, 2013
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Rents Receivable, Net

3. Rents Receivable, Net

The Company’s rents receivable is comprised of the following components:

	December 31, 2013	December 31, 2012

Billed receivables	$343,785	$268,870
Straight-line receivables	4,336,499	2,006,904

Total rents receivable	$4,680,284	$2,275,774

Substantially all of these assets have been pledged as collateral for mortgage loans payable (see Note 7).